Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of operating leases
December 31, 2022
Right-of-use assets, net	$211,585

Operating lease liabilities - current	91,587
Operating lease liabilities - non-current	101,992
Total operating lease liabilities	$193,579

Schedule of weighted average lease terms and discount rates for all of operating leases
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.4 years
Weighted average discount rate	5.0%

Schedule of maturities of lease liabilities
Twelve months ending June 30,	RMB
2023	99,014
2024	76,601
2025	28,772
Total future minimum lease payments	204,387
Less: imputed interest	10,808
Present value of lease liabilities	193,579